Debentures - Schedule of Activity Related to the Debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Activity Related to the Debentures [Abstract]
Beginning Balance	R$ 40,740	R$ 51,197
Interest incurred	2,933	8,816
Principal payments	(19,285)	(11,312)
Interest payments	(3,691)	(7,961)
Ending Balance	R$ 20,697	R$ 40,740